SCHEDULE OF INVENTORIES (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Currency translation adjustment	$ 23	$ 43
Inventory write-down	$ 532	$ 759